Equity affiliates, other investments and related parties - Other associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Interest in Other Entities [Line Items]
Non current assets	$ 176,963	$ 157,683	$ 158,461
Current assets	79,799	84,948	72,517
Total assets	256,762	242,631	230,978
Shareholder's equity	118,114	114,037	101,574	$ 95,409
Non current liabilities	76,414	71,889	74,719
Current liabilities	62,234	56,705	54,685
Total liabilities & shareholders' equity	256,762	242,631	230,978
Revenues from sales	184,106	149,099	127,925
Net income	11,550	8,299	6,206
Share of Other Comprehensive Income, net amount	(540)	(677)	935
Equity value	18,689	16,968	15,858
Profit/(loss)	3,170	2,015	2,214
Associates
Disclosure of Interest in Other Entities [Line Items]
Share of Other Comprehensive Income, net amount	(16)	(22)	(12)
Equity value	2,235	885	804
Profit/(loss)	380	361	486
Dividends paid to the Group	416	328	308
Associates | 100% gross
Disclosure of Interest in Other Entities [Line Items]
Non current assets	4,512	2,908	3,047
Current assets	1,263	1,156	1,365
Total assets	5,775	4,064	4,412
Shareholder's equity	1,438	885	804
Non current liabilities	3,254	2,171	2,369
Current liabilities	1,083	1,008	1,239
Total liabilities & shareholders' equity	5,775	4,064	4,412
Revenues from sales	2,542	2,226	2,603
Net income	380	361	486
Joint ventures
Disclosure of Interest in Other Entities [Line Items]
Share of Other Comprehensive Income, net amount	(52)	(75)	16
Equity value	1,188	936	1,010
Profit/(loss)	272	183	131
Dividends paid to the Group	49	147	30
Joint ventures | 100% gross
Disclosure of Interest in Other Entities [Line Items]
Non current assets	2,487	2,428	1,971
Current assets	752	1,150	825
Total assets	3,239	3,578	2,796
Shareholder's equity	1,108	1,102	1,010
Non current liabilities	1,585	1,281	985
Current liabilities	546	1,195	801
Total liabilities & shareholders' equity	3,239	3,578	2,796
Revenues from sales	11,914	4,358	3,181
Net income	$ 281	$ 183	$ 131